Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Debt Covenant Ratios
The following table summarize Company’s ratios requirements for the three-month periods ended from June 30, 2014 to December 31, 2016:

	Leverage Ratio	Fixed Charge Coverage Ratio
June 30, 2014	4.38	1.48
September 30, 2014	4.59	1.44
December 31, 2014	4.65	1.42
March 31, 2015	4.62	1.40
June 30, 2015	4.61	1.45
September 30, 2015	4.56	1.48
December 31, 2015	4.40	1.56
March 31, 2016	4.80	1.67
June 30, 2016	4.40	1.64
September 30, 2016	4.08	1.67
December 31, 2016	4.20	1.64

Schedule Of Provision For Contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2016:
Tax contingencies in Brazil (i)	$5,118	$7,196	$—	$—	$998	$13,312
Labor contingencies in Brazil (ii)	7,013	19,903	(17,523)	—	1,757	11,150
Other (iii)	13,947	1,478	(3,031)	(37)	(135)	12,222
Subtotal	26,078	28,577	(20,554)	(37)	2,620	36,684
Judicial deposits (iv)	(5,500)	—	—	(11,458)	(1,614)	$(18,572)
Provision for contingencies	$20,578	$28,577	$(20,554)	$(11,495)	$1,006	$18,112

Year ended December 31, 2015:
Tax contingencies in Brazil (i)	$1,999	$4,616	$(9)	$(532)	$(956)	$5,118
Labor contingencies in Brazil (ii)	10,360	19,692	(19,877)	(26)	(3,136)	7,013
Other (iii)	7,780	13,421	(4,213)	(22)	(3,019)	13,947
Subtotal	20,139	37,729	(24,099)	(580)	(7,111)	26,078
Judicial deposits (iv)	(7,935)	—	684	(863)	2,614	(5,500)
Provision for contingencies	$12,204	$37,729	$(23,415)	$(1,443)	$(4,497)	$20,578

Year ended December 31, 2014:
Tax contingencies in Brazil (i)	$2,235	$14	$—	$—	$(250)	$1,999
Labor contingencies in Brazil (ii)	9,484	22,726	(20,582)	(29)	(1,239)	10,360
Other (iii)	10,622	3,620	(2,974)	(543)	(2,945)	7,780
Subtotal	22,341	26,360	(23,556)	(572)	(4,434)	20,139
Judicial deposits (iv)	(7,519)	—	455	(1,857)	986	(7,935)
Provision for contingencies	$14,822	$26,360	$(23,101)	$(2,429)	$(3,448)	$12,204

(i)	In 2014, mainly related to tax on bank account transactions (CPMF). In 2015 and 2016 it also includes indirect tax matters (PIS/COFINS).

(ii)	It primarily relates to dismissals in the normal course of business.

(iii)	It mainly relates to tax and labor contingencies in other countries.

(iv)	It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.